Commitments And Contingencies (Schedule Of Minimum Future Rentals Of Premises Under Non-cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 440
2014	300
2015	275
2016	240
2017	183
Future minimum rentals	$ 1,438